Share-based awards and other equity instruments - Stock options activities (Details) - Trivago amended option plan - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	722	1,067	887
Granted (in shares)	221	139	180
Exercised (in share)	39	484
Canceled (in shares)	2
Ending balance (in shares)	902	722	1,067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance, Weighted average exercise price (in EUR per share)	€ 3,239	€ 1,683	€ 1
Granted, Weighted average exercise price (in EUR per share)	80,926	3,871	9,974
Exercised, Weighted average exercise price (in EUR per share)	17,953	1
Canceled, Weighted average exercise price (in EUR per share)	1
Ending balance, Weighted average exercise price (in EUR per share)	€ 21,637	€ 3,239	€ 1,683
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Remaining contractual term (in years)	9 months 8 days
Exercisable (in shares)	517
Exercisable, Weighted average exercise price (in EUR per share)	€ 209
Exercisable, Remaining contractual term (in years)	9 months 8 days
Exercisable, Aggregate intrinsic value	€ 89,663
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest (in shares)	902
Vested and expected to vest, Weighted average exercise price (in EUR per share)	€ 21,637
Vested and expected to vest after, Remaining contractual life (in years)	9 months 8 days
Vested and expected to vest after, Aggregate intrinsic value	€ 68,235
Trivago N.V.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)
Ending balance (in shares)	7,704,659